INCOME TAXES - Reconciliation of Effective Income Tax Rate (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
Earnings (loss) before income tax	$ (416)	$ 1,542
Canadian statutory tax rate (percent)	24.60%	26.70%
Income tax at statutory rate	$ (102)	$ 412
Tax rate changes and foreign rate differential	(5)	(349)
Changes in estimate and other	(5)	(35)
Permanent items	12	7
Income tax (recovery) expense (Note 14)	(100)	35
Deferred tax recovery	$ (32)	345
Domestic Tax Authority
Income Taxes [Line Items]
Deferred tax recovery		$ 305